Expense Example - Investor A, C and Institutional - BlackRock Global Long/Short Credit Fund	Nov. 27, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 605
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,489
Expense Example, with Redemption, 10 Years	2,744
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	390
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,513
Expense Example, with Redemption, 10 Years	3,015
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	$ 2,180